SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of currency exchanges rates
	June 30, 2026	June 30, 2025
Balance sheet items, except for ordinary shares, additional paid-in capital and retained earnings, as of year end	US$1=HK$7.843	US$1=HK$7.809
Amounts included in the statements of operations and cash flows for the year	US$1=HK$7.843	US$1=HK$7.809